Other Receivables, net of Allowance for Losses (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other receivables, net of allowance for losses
Advances receivable			$ 2,996	$ 1,994
Notes receivable			6,642	6,505
Tax withholding receivables on lottery winnings			2,461	1,208
Due from affiliates			324	593
Other			999	1,161
Other receivables, gross			13,422	11,461
Less allowance for losses	(251)		(276)	(108)
Other receivables, net	14,269		13,146	11,353
Activity in the allowance for doubtful accounts
Provision for loss	(4,374)	(1,887)	(3,805)	(852)
Percentage of lottery advances outstanding 180 to 359 days reserved for lottery winnings			25.00%
Period of lottery advances outstanding considered in computing reserves, one			180 days
Percentage of lottery advances outstanding over 360 days reserved for lottery winnings			50.00%
Period of lottery advances outstanding considered in computing reserves, two			360 days
Other receivables
Activity in the allowance for doubtful accounts
Balance, beginning		(108)	(108)
Provision for loss			(105)	(72)
Recoveries			(101)	8
Other			38	(44)
Balance, ending			$ (276)	$ (108)